Note 9 - Financial Liabilities - Financial Liabilities Per Maturity (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Financial liabilities		€ 4,522		€ 5,864		€ 5,327
Proceeds from borrowings		13,900	[1]		[2]	1,739
Repayments of borrowings		(1,982)	[1]	(1,342)		(1,201)
Financial liabilities		18,723		4,522		5,864
Impact of IFRS adoption		1,168
Financial liabilities, adjusted		5,690
Proceeds from borrowings		13,900	[1]		[2]	1,739
Proceeds from lease liabilities		1,119
BPI France, PTZI IPH41 [member]
Statement Line Items [Line Items]
Financial liabilities	[3]	750		1,125		1,425
Proceeds from borrowings	[3]
Repayments of borrowings	[3]	(300)		(375)		(300)
Financial liabilities	[3]	450		750		1,125
Impact of IFRS adoption	[3]
Financial liabilities, adjusted	[3]	750
Proceeds from borrowings	[3]
Proceeds from lease liabilities	[3]
Lease finance obligations, real estate property [member]
Statement Line Items [Line Items]
Financial liabilities		1,345		2,239		3,100
Proceeds from borrowings
Repayments of borrowings		(927)		(894)		(861)
Financial liabilities		418		1,345		2,239
Impact of IFRS adoption
Financial liabilities, adjusted		1,345
Proceeds from borrowings
Proceeds from lease liabilities
Down-payment [member]
Statement Line Items [Line Items]
Financial liabilities		234		(386)		(530)
Financial liabilities		74		234		(386)
Repayments of borrowings		161		152		144
Financial liabilities		(234)		(386)
Financial liabilities		(74)		(234)		(386)
Financial liabilities, adjusted		(234)
Lease finance obligations, equipment [member]
Statement Line Items [Line Items]
Financial liabilities		987		1,160		1,332
Proceeds from borrowings
Repayments of borrowings		(172)		(173)		(172)
Financial liabilities		815		987		1,160
Impact of IFRS adoption
Financial liabilities, adjusted		987
Proceeds from borrowings
Proceeds from lease liabilities
Lease finance obligations, building, "Le Virage" [member]
Statement Line Items [Line Items]
Financial liabilities
Proceeds from borrowings
Repayments of borrowings		(285)
Financial liabilities		1,437
Impact of IFRS adoption		1,099
Financial liabilities, adjusted		1,099
Proceeds from borrowings
Proceeds from lease liabilities		623
Loan, equipment [member]
Statement Line Items [Line Items]
Financial liabilities		372		426
Proceeds from borrowings						439
Repayments of borrowings		(53)		(54)		(13)
Financial liabilities		319		372		426
Impact of IFRS adoption
Financial liabilities, adjusted		372
Proceeds from borrowings						439
Proceeds from lease liabilities
Lease financing obligations, Innate Inc. premises [member]
Statement Line Items [Line Items]
Financial liabilities
Proceeds from borrowings
Repayments of borrowings
Financial liabilities		496
Impact of IFRS adoption
Financial liabilities, adjusted
Proceeds from borrowings
Proceeds from lease liabilities		496
Loan, building [member]
Statement Line Items [Line Items]
Financial liabilities		1,300		1,300
Proceeds from borrowings		13,900				1,300
Repayments of borrowings		(374)
Financial liabilities		14,826		1,300		1,300
Impact of IFRS adoption
Financial liabilities, adjusted		1,300
Proceeds from borrowings		13,900				€ 1,300
Proceeds from lease liabilities
Lease financing obligation, vehicles [member]
Statement Line Items [Line Items]
Financial liabilities
Proceeds from borrowings
Repayments of borrowings		(32)
Financial liabilities		37
Impact of IFRS adoption		69
Financial liabilities, adjusted		69
Proceeds from borrowings
Proceeds from lease liabilities

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[3]	Interest-free loan